Significant accounting policies (Policies)	3 Months Ended
Jun. 30, 2020
Disclosure Significant Accounting Policies [Line Items]
Disclosure Of Basis Of Preparation Of Financial Statements Explanatory

Basis of preparation

The consolidated financial statements (the financial statements) of UBS AG and its subsidiaries (together, UBS AG) are prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (the IASB), and are presented in US dollars (USD), which is also the functional currency of UBS AG’s Head Office, UBS AG’s US-based operations and UBS AG London Branch. These interim financial statements are prepared in accordance with IAS 34, Interim Financial Reporting.

In preparing these interim financial statements, the same accounting policies and methods of computation have been applied as in the UBS AG consolidated annual financial statements for the period ended 31 December 2019, except for the changes described in this Note. These interim financial statements are unaudited and should be read in conjunction with UBS AG’s audited consolidated financial statements included in the Annual Report 2019. In the opinion of management, all necessary adjustments were made for a fair presentation of UBS AG’s financial position, results of operations and cash flows.

Preparation of these interim financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities. These estimates and assumptions are based on the best available information. Actual results in the future could differ from such estimates and such differences may be material to the financial statements. Revisions to estimates, based on regular reviews, are recognized in the period in which they occur. For more information about areas of estimation uncertainty that are considered to require critical judgment, refer to “Note 1a Significant accounting policies” in the “Consolidated financial statements” section of the Annual Report 2019.

Disclosure Of Changes In Accounting Policies Accounting Estimates And Errors Explanatory

Adoption of hedge accounting requirements of IFRS 9, Financial Instruments

Application and transition effect

Effective from 1 January 2020, UBS AG has prospectively adopted the hedge accounting requirements of IFRS 9 with respect to all of its existing hedge accounting programs, except for fair value hedges of portfolio interest rate risk, which, as permitted under IFRS 9, continue to be accounted for under IAS 39, Financial Instruments: Recognition and Measurement.

IFRS 9’s hedge accounting model further aligns accounting with risk management practices, amends hedge effectiveness requirements and prohibits voluntary de-designations. IFRS 9 permits the designation of certain additional hedged items, including layer components, net positions, and aggregated exposures, such as a combination of a non-derivative and derivative. IFRS 9 also introduces the concept of “cost of hedging,” under which the time value of an option contract, the forward element of a forward contract or the foreign currency basis spread in a cross-currency swap can be deferred in other comprehensive income and, depending on the nature of the hedged transaction, released to the income statement either when the hedged item affects the income statement or over the term of the hedged item.

The adoption of these requirements had no financial impact on UBS AG’s financial statements. However, the adoption allows UBS AG to designate more effective hedge accounting relationships, including fair value hedges of foreign currency risk using cross-currency swaps, and to reduce income statement volatility caused by foreign currency basis spread.

Starting from 1 January 2020, UBS AG has been utilizing the concept of “cost of hedging” in its newly designated fair value hedge program of foreign currency debt using cross-currency swaps. The hedged risk is determined as changes in the value of the hedged items arising solely from changes in spot foreign exchange rates. The foreign currency basis spread in cross-currency swaps is excluded from the hedge designation and accounted for through other comprehensive income as a cost of hedging. As of 30 June 2020, the notional of hedging instruments and hedged items designated in the program amounted to USD 13.7 billion, with a gain of USD 9 million deferred in other comprehensive income as a cost of hedging.

Update to significant accounting policy – Hedge accounting (disclosed in “Note 1a item 3j Hedge accounting” in the financial statements 2019 included in the Annual Report 2019)

Hedge accounting under IFRS 9

UBS AG applies hedge accounting requirements of IFRS 9 for fair value hedges of interest rate risk related to debt instruments, fair value hedges of foreign exchange risk related to debt instruments, cash flow hedges of forecast transactions and hedges of net investments in foreign operations.

At the time a financial instrument is designated in a hedge relationship, UBS AG formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction, the nature of risk being hedged and the methods that will be used to assess whether the hedge effectiveness criteria are met. As part of effectiveness testing, UBS AG assesses, both at the inception of the hedge and on an ongoing basis, whether there is an economic relationship between the hedged item and the hedging instrument, including whether the relationship is dominated by the effect of credit risk and whether the appropriate hedge ratio is being used. In the case of hedging forecast transactions, the forecast transaction must be highly probable to occur. UBS AG discontinues hedge accounting when: (i) the hedge effectiveness criteria have ceased to be met; (ii) the derivative expires or is sold, terminated or exercised; (iii) the hedged item matures, is sold or repaid; (iv) forecast transactions are no longer deemed to meet the highly probable criteria; or (v) the risk management objective on the basis of which the hedge relationship was designated changes. Voluntary discontinuation of hedge accounting is not permitted.

Hedge ineffectiveness represents the amount by which the changes in the fair value of the hedging instrument differ from changes in the fair value of the hedged item attributable to the hedged risk, or the amount by which changes in the present value of future cash flows of the hedging instrument exceed changes in the present value of expected cash flows of the hedged item. Such ineffectiveness is recorded in Other net income from financial instruments measured at fair value through profit or loss.

Fair value hedges of interest rate risk related to debt instruments

In fair value hedges of interest rate risk, the fair value change of the hedged item attributable to the hedged risk is reflected as an adjustment to the carrying value of the hedged item and recognized in the income statement along with the change in the fair value of the hedging instrument. If the hedge accounting relationship is terminated for reasons other than derecognition of the hedged item, the adjustment to the carrying value is amortized to the income statement over the remaining term to maturity of the hedged item using the effective interest rate method.

Fair value hedges of foreign exchange risk related to debt instruments

In fair value hedges of foreign currency risk, the fair value change of the hedged item attributable to the hedged risk is reflected in the measurement of the hedged item and recognized in the income statement along with the change in the fair value of the hedging instrument. The foreign currency basis spread of cross-currency swaps designated as hedging derivatives is excluded from the designation of fair value hedges of foreign currency risk. UBS AG has chosen to account for the foreign currency basis as a cost of hedging with amounts deferred in Other comprehensive income within Equity. These amounts are released to the income statement over the term of the hedged item or upon discontinuation of the hedge relationship.

Cash flow hedges of forecast transactions

Fair value gains or losses associated with the effective portion of derivatives designated as cash flow hedges for cash flow repricing risk are recognized initially in Other comprehensive income within Equity. When the hedged forecast cash flows affect profit or loss, the associated gains or losses on the hedging derivatives are reclassified from Equity to the income statement and are presented in Interest income from derivative instruments designated as cash flow hedges within Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income.

If a cash flow hedge of forecast transactions is no longer considered effective, or if the hedge relationship is terminated, the cumulative gains or losses on the hedging derivatives previously reported in Other comprehensive income within Equity remain there until the committed or forecast transactions occur and affect profit or loss. If the forecast transactions are no longer expected to occur, the deferred gains or losses are immediately reclassified to the income statement.

Hedges of net investments in foreign operations

Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized directly in Other comprehensive income within Equity, while any gains or losses relating to the ineffective and/or undesignated portion (for example, the interest element of a forward contract) are recognized in the income statement. Upon disposal or partial disposal of the foreign operation, the cumulative value of any such gains or losses recognized in Equity associated with the entity is reclassified to Other income.

Hedge accounting under IAS 39

As permitted under IFRS 9, UBS AG continues to apply hedge accounting requirements of IAS 39 to fair value hedges of portfolio interest rate risk related to loans. As a result, the hedge accounting policy set out in the UBS AG consolidated financial statements included in the Annual Report 2019 continues to apply to this program.